Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information: condensed financial statements of the Company
Selling expenses	¥ (413,068)	¥ (333,526)	¥ (300,362)
General and administrative expenses	(196,329)	(115,485)	(92,836)
Finance income	388	322	868
Finance costs	(24,293)	(9,244)	(6,581)
Fair value loss of convertible redeemable preferred shares	136,656	(226,248)	(85,461)
Fair value loss of convertible note	(5,193)	(9,152)	(1,283)
Fair value loss of exchangeable note liabilities	45,274	(56,925)	(38,307)
(Loss)/profit before income tax	152,364	(233,972)	(53,169)
Income tax expense	14,036	18,508	19,260
(Loss)/profit for the year	138,328	(252,480)	(72,429)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	672	1,088	(215)
Total other comprehensive (loss)/income for the year, net of tax	672	1,088	(215)
Total comprehensive (loss)/income for the year	139,000	(251,392)	(72,644)
Parent company
Additional information: condensed financial statements of the Company
Profit from subsidiaries	40,231	55,581	71,644
Selling expenses	(1,889)	(1,537)
General and administrative expenses	(72,908)	(9,252)	(14,206)
Finance income		14
Finance costs	(4,144)	(4,660)	(4,816)
Fair value loss of convertible redeemable preferred shares	136,656	(226,248)	(85,461)
Fair value loss of convertible note	(5,193)	(9,152)	(1,283)
Fair value loss of exchangeable note liabilities	(45,274)	56,925	38,307
Fair value loss of derivative financial instrument	301	(301)
(Loss)/profit before income tax	138,328	(252,480)	(72,429)
(Loss)/profit for the year	138,328	(252,480)	(72,429)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	672	1,088	(215)
Total other comprehensive (loss)/income for the year, net of tax	672	1,088	(215)
Total comprehensive (loss)/income for the year	¥ 139,000	¥ (251,392)	¥ (72,644)